REVENUE - Contract Balances (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Change in Contract with Customer, Liability [Abstract]
Beginning balance at January 1	$ 52,410	$ 20,728	$ 11,859
Upfront payments received from customers		40,481	6,698
Upfront or annual incentive payments received		8,015	8,240
Revenue recognized related to amounts that were included in beginning balance of deferred revenue	9,860	(9,764)	(4,830)
Revenue recognized		(7,050)	(1,239)
Ending balance at December 31	$ 55,402	$ 52,410	$ 20,728